FINANCIAL RISK MANAGEMENT - Foreign currency risks (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Assets	₽ 416,548	₽ 362,144
Liabilities	977,850	914,584
USD
FINANCIAL RISK MANAGEMENT
Assets	24,720	44,251
Liabilities	48,917	49,960
EUR
FINANCIAL RISK MANAGEMENT
Assets	7,880	3,359
Liabilities	₽ 14,315	₽ 10,106
Cross currency swap agreements | Foreign currency
FINANCIAL RISK MANAGEMENT
Percentage of USD- and Euro- denominated Notes and bank loans outstanding hedged for exposure to currency rate risk	0.00%	66.80%
Notionals related to interest rate derivative instruments	₽ 0	₽ 22,288
Forward contracts | Foreign currency
FINANCIAL RISK MANAGEMENT
Notionals related to interest rate derivative instruments	3,145	9,993
Gain (loss) recognized in consolidated statement of profit and loss	₽ 617	₽ 83	₽ 1,136